CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net income	¥ 601,694	¥ 389,131	¥ 850,063
Less: Net income (loss) attributable to noncontrolling interests	24,086	26,691	(429)
Net income attributable to MHFG shareholders	577,608	362,440	850,492
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	179,158	171,202	167,930
Provision (credit) for loan losses	(126,362)	37,668	34,560
Investment losses (gains)-net	(297,157)	(333,270)	(263,793)
Equity in losses (earnings) of equity method investees-net	(24,342)	(26,785)	(28,969)
Foreign exchange losses (gains)-net	(251,613)	22,812	(225,130)
Deferred income tax expense (benefit)	60,011	(107,432)	123,125
Net change in trading account assets	992,084	4,867,508	(778,204)
Net change in trading account liabilities	(518,339)	(3,267,060)	916,958
Net change in loans held for sale	(54,530)	(5,574)	(27,347)
Net change in accrued income	(31,842)	7,087	(2,441)
Net change in accrued expenses	16,517	4,485	(26,425)
Other-net	(678,854)	(519,773)	(499,046)
Net cash provided by (used in) operating activities	(157,661)	1,213,308	241,710
Cash flows from investing activities:
Proceeds from sales of investments	32,908,551	31,139,716	19,830,288
Proceeds from maturities of investments	15,081,435	8,099,488	8,669,730
Purchases of investments	(49,725,626)	(34,137,270)	(25,046,188)
Proceeds from sales of loans	296,260	291,782	197,898
Net change in loans	(1,971,210)	(5,606,627)	(1,923,627)
Net change in interest-bearing deposits in other banks	(762,722)	(10,688,447)	(7,750,251)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	54,786	(1,481,661)	385,134
Proceeds from sales of premises and equipment	22,302	12,059	47,506
Purchases of premises and equipment	(292,201)	(430,913)	(388,565)
Cash and due from banks acquired in business combination		301
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)	948
Net cash used in investing activities	(4,387,477)	(12,801,572)	(5,978,075)
Cash flows from financing activities:
Net change in deposits	6,083,800	14,005,565	5,441,731
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	(67,508)	(771,368)	(3,900,502)
Net change in due to trust accounts	(130,544)	(344,217)	3,226,204
Net change in other short-term borrowings	257,774	(589,512)	571,901
Proceeds from issuance of long-term debt	1,956,007	4,496,041	2,723,168
Repayment of long-term debt	(3,310,804)	(4,734,010)	(2,307,082)
Proceeds from noncontrolling interests	76,894	3,323	1,354
Payments to noncontrolling interests	(12,949)	(1,696)	(86)
Proceeds from issuance of common stock	3	6	5
Proceeds from sales of treasury stock	1	1	3
Purchases of treasury stock	(1,611)	(1,435)	(13)
Dividends paid	(190,382)	(190,031)	(195,283)
Dividends paid to noncontrolling interests	(8,054)	(2,914)	(2,683)
Net cash provided by financing activities	4,652,627	11,869,753	5,558,717
Effect of exchange rate changes on cash and due from banks	(13,845)	(11,895)	(28,061)
Net increase (decrease) in cash and due from banks	93,644	269,594	(205,709)
Cash and due from banks at beginning of fiscal year	1,592,191	1,322,597	1,528,306
Cash and due from banks at end of fiscal year	1,685,835	1,592,191	1,322,597
Supplemental disclosure of cash flow information:
Interest paid	818,593	582,947	435,584
Income taxes paid	172,891	246,802	269,364
Noncash investing activities:
Transfer of loans into other investments			63,420
Investment in capital leases	¥ 6,586	12,467	¥ 16,123
Noncash assets acquired and liabilities assumed at fair value in business combination (Note 3):
Noncash assets acquired at fair value		93,049
Noncash liabilities assumed at fair value		¥ 25,893